Non-controlling interests	12 Months Ended
Dec. 31, 2024
Non-controlling interests [Abstract]
Non-controlling interests	Non-controlling interests
The following table summaries the information relating each of the Group's subsidiaries that has material non-controlling interests, before any intra-group eliminations.

	2024	2023
ACT Genomics
Non-controlling interests percentage	26.73%	25.61%

	2024	2023
Non-current assets	$27,549	$28,073
Current assets	13,304	18,267
Non-current liabilities	(4,297)	(3,667)
Current liabilities	(7,797)	(7,753)

Equity attributable to equity shareholder of the parent Company	21,072	25,977
Equity attributable to non-controlling interests	7,687	8,943

	2024	2023
Revenue	$17,653	$17,086
Expenses	(30,413)	(25,055)
Loss for the year	$(12,760)	$(7,969)
Loss attributable to equity shareholder of the parent Company	$(9,397)	$(5,928)
Loss attributable to non-controlling interests	(3,363)	(2,041)
Loss for the year	$(12,760)	$(7,969)
Other comprehensive (expense)/income attributable to equity shareholder of the parent Company	$(574)	$535
Other comprehensive (expense)/income attributable to non-controlling interests	(210)	184
Other comprehensive (expense)/income for the year	$(784)	$719
Total comprehensive expense attributable to equity shareholder of the parent Company	$(9,971)	$(5,393)
Total comprehensive expense attributable to non-controlling interests	(3,573)	(1,857)
Total comprehensive expense for the year	$(13,544)	$(7,250)
Net cash inflow/(outflow) from operating activities	$5,483	$(10,519)
Net cash outflow from investing activities	(318)	(523)
Net cash outflow from financing activities	(1,413)	(1,469)
Net cash inflow/(outflow)	$3,752	$(12,511)
Dividends paid to non-controlling interests	$—	$—